GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,123	$ 1,032
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	529	757
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,404	231
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 190	$ 44